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July 1, 2020	John S. Marten Shareholder +1 312 609 7753 jmarten@vedderprice.com

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Steward Funds, Inc.

Post-Effective Amendment No. 115 under the Securities Act of 1933 and Amendment No. 115 under the Investment Company Act of 1940

File Nos. 002-28174 and 811-01597

To the Commission:

On behalf of Steward Funds, Inc. (the “Registrant” and its series, the “Funds”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A (Amendment No. 115 under the 1940 Act), including exhibits (the “Amendment”).

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of disclosing changes to the Funds’ values-based screening policies. The Amendment is intended to become effective on August 31, 2020.

Please contact the undersigned at (312) 609-7753 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ John S. Marten
John S. Marten

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005
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